SUBSEQUENT EVENTS (Details)			4 Months Ended
		Feb. 10, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)
SUBSEQUENT EVENTS
Share Price | $ / shares			$ 9.20
Proceeds from Issuance of Common Stock			$ 25,000
Class B Common Stock
SUBSEQUENT EVENTS
Number of shares issued | shares	[1]		14,375,000
Private Placement | Class A Common Stock
SUBSEQUENT EVENTS
Share Price | $ / shares			$ 11.50
Archer
SUBSEQUENT EVENTS
Implied Equity Value				$ 2,525,000,000
Subsequent Event [Member] | Class A Common Stock
SUBSEQUENT EVENTS
Number of votes per share | Vote		1
Subsequent Event [Member] | Class B Common Stock
SUBSEQUENT EVENTS
Number of votes per share | Vote		10
Subsequent Event [Member] | Private Placement | Class A Common Stock
SUBSEQUENT EVENTS
Number of shares issued | shares		60,000,000
Share Price | $ / shares		$ 10.00
Proceeds from Issuance of Common Stock		$ 600,000,000
Subsequent Event [Member] | Archer
SUBSEQUENT EVENTS
Implied Equity Value		$ 2,525,000,000

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).